Contingencies (Details Textual) ₨ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of contingencies [Line Items]
Number Of Licenses	48	30
Contract liabilities	₨ 3,926,074	₨ 2,391,737
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	8,028	113,608
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	468,878	516,736
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	₨ 1,080	₨ 13,845